10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-01 | Fidelity® Treasury Money Market Fund
Fund Summary Fund/Class: Fidelity® Treasury Money Market Fund/Fidelity® Treasury Money Market Fund
Investment Objective
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Treasury Money Market Fund}	10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-01 Fidelity® Treasury Money Market Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Treasury Money Market Fund}	10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-01 Fidelity® Treasury Money Market Fund Fidelity Treasury Money Market Fund-Retail Class
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.42%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Treasury Money Market Fund}	10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-01 Fidelity® Treasury Money Market Fund Fidelity Treasury Money Market Fund-Retail Class USD ($)
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530

Principal Investment Strategies
  Normally investing at least 99.5% of total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Daily Money Class shares from year to year. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information for Daily Money Class.

Performance history will be available at www.fidelity.com for Fidelity® Treasury Money Market Fund, a class of shares of the fund, after the class has been in operation for one calendar year.

Year-by-Year Returns* Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.17%	December 31, 2006
Lowest Quarter Return	0.00%	March 31, 2014
Year-to-Date Return	0.01%	September 30, 2015

Average Annual Returns*

For the periods ended December 31, 2014

*The returns shown above are for Daily Money Class of the fund, a class of shares of the fund that is not offered through this prospectus. The class of shares offered through this prospectus would have substantially similar annual returns to Daily Money Class because the classes are invested in the same portfolio of securities. The class of shares offered through this prospectus does not charge a 12b-1 fee, while Daily Money Class charges a 12b-1 fee of 0.25%. Including 12b-1 fees in a performance calculation produces a lower return.
Average Annual Total Returns{- Fidelity® Treasury Money Market Fund}	Past 1 year	Past 5 years	Past 10 years
10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-01 | Fidelity® Treasury Money Market Fund | Fidelity Treasury Money Market Fund-Daily Money Class | Return Before Taxes	0.01%	0.01%	1.24%